SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Total principal balance	$ 294,371	$ 140,219
Unamortized debt discount	(32,252)	(12,282)
Total principal balance, net	262,119	127,937
First Stripe Loan [Member]
Short-Term Debt [Line Items]
Total principal balance
Date of Note	Oct. 07, 2025
Second Stripe Loan [Member]
Short-Term Debt [Line Items]
Total principal balance		140,219
Date of Note	Dec. 11, 2025
Advocacy Lab Loan Stripe Loan [Member]
Short-Term Debt [Line Items]
Total principal balance	$ 14,371
Date of Note	Feb. 06, 2026
Third Stripe Loan [Member]
Short-Term Debt [Line Items]
Total principal balance
Date of Note	Mar. 11, 2026
Fourth Stripe Loan [Member]
Short-Term Debt [Line Items]
Total principal balance	$ 280,000
Date of Note	Jun. 24, 2026